Unaudited Interim Condensed Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from (used in) operating activities [abstract]
Net income (loss)	$ (709,499)	$ 24,072
Adjustments to reconcile net income (loss) to cash flows from operating activities:
Depreciation	44,194	51,823
Amortization	17,340	22,538
Tax expense (recovery)	(3,943)	4,716
Interest expense	100,404	110,295
Interest income	(8,330)	(13,295)
(Gain) loss on foreign exchange	37,206	(117,090)
(Gain) loss on change in fair value of financial instruments	487,746	46,660
Share-based compensation	6,939	5,592
(Gain) loss on disposal of assets	(5)	(3,819)
Gain on repurchase of debt		(6,896)
Impairment	84,469
Deferred revenue amortization	(22,840)	(29,183)
Pension expense	2,251	2,728
Other	3,880	2,387
Income taxes paid, net of income tax received	(15,339)	(9,961)
Interest paid, net of interest received	(87,118)	(91,158)
Operating assets and liabilities	(9,223)	108,847
Net cash (used in) generated from operating activities	(71,868)	108,256
Cash flows (used in) generated from investing activities
Cash payments related to satellite programs	(178,181)	(347,267)
Cash payments related to property and other equipment	(98,704)	(69,945)
Net proceeds from disposal of assets		4,500
Investments and other	(1,719)
Net cash (used in) generated from investing activities	(278,604)	(412,712)
Cash flows (used in) generated from financing activities
Proceeds from indebtedness	230,286	340,000
Repurchase of indebtedness		(4,501)
Payments of principal on lease liabilities	(1,394)	(1,552)
Satellite performance incentive payments	(1,808)	(1,204)
Proceeds from exercise of stock options	599
Tax withholdings on settlement of restricted and performance share units	(14,733)	(8,325)
Net cash (used in) generated from financing activities	212,950	324,418
Effect of changes in exchange rates on cash and cash equivalents	10,965	(24,640)
Changes in cash and cash equivalents	(126,557)	(4,678)
Cash and cash equivalents, beginning of period	509,798	552,064
Cash and cash equivalents, end of period	$ 383,241	$ 547,386